FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Loans receivable held for sale	$ 70,473,361	$ 180,574,694
Standby letters of credit
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Number of letters of credit outstanding	47	51
Letters of credit outstanding	4,000,000	4,600,000
Commitments to originate loans
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	144,300,000	179,600,000
Loans committed to be sold	133,400,000	118,200,000
Unused lines of credit | Commercial
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	148,400,000	102,300,000
Unused lines of credit | Equity
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	$ 67,300,000	$ 92,700,000